ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS (Tables)	12 Months Ended
Dec. 31, 2018
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS
Schedule of advance to consumers on behalf of financing partners

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Advance to consumers on behalf of financing partners	827,417	521,908